CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 814,139	$ 659,325	[1]	$ 522,310	[1]
Cost of revenues	(509,812)	(405,164)	[1]	(318,554)	[1]
Gross profit	304,327	254,161	[1]	203,756	[1]
Selling, general and administrative expenses	(217,222)	(172,478)	[1]	(133,187)	[1]
Net impairment losses on financial assets	(3,080)	(228)	[1]	(3,469)	[1]
Other operating expense, net	(83)	(720)	[1]	(306)	[1]
Profit from operations	83,942	80,735	[1]	66,794	[1]
Finance income	1,920	958	[1]	407	[1]
Finance expense	(10,430)	(6,653)	[1]	(1,541)	[1]
Other financial results, net	3,601	(5,894)	[1]	(4,416)	[1]
Financial results, net	(4,909)	(11,589)	[1]	(5,550)	[1]
Share of results of investment in associates	(622)	(224)	[1]	0	[1]
Other income and expenses, net	(1,887)	110	[1]	6,220	[1]
Profit before income tax	76,524	69,032	[1]	67,464	[1]
Income tax	(22,307)	(15,017)	[1]	(15,868)	[1]
Net income for the year	54,217	54,015	[1]	51,596	[1]
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations	(398)	(400)	[1]	(871)	[1]
- Net change in fair value on financial assets measured at FVOCI	0	(373)	[1]	(12)	[1]
- Gains and losses on cash flow hedges	281	352	[1]	0	[1]
Total comprehensive income for the year	54,100	53,594	[1]	50,713	[1]
Net income attributable to:
Owners of the Company	54,217	54,015	[1]	51,677	[1]
Non-controlling interest	0	0	[1]	(81)	[1]
Net income for the year	54,217	54,015	[1]	51,596	[1]
Total comprehensive income for the year attributable to:
Owners of the Company	54,100	53,594	[1]	50,794	[1]
Non-controlling interest	0	0	[1]	(81)	[1]
Total comprehensive income for the year	$ 54,100	$ 53,594	[1]	$ 50,713	[1]
Earnings per share
Basic (in usd per share)	$ 1.41	$ 1.48		$ 1.45
Diluted (in usd per share)	$ 1.37	$ 1.43		$ 1.41
Weighted average of outstanding shares (in thousands)
Basic (in shares)	38,515	36,586		35,746
Diluted (in shares)	39,717	37,674		36,685

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).